Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Trade and other receivables

	2021	2020
(in $ millions)	$	$
Current
Trade receivables	117	124
Less: Loss allowance (see Note 25)	(22)	(40)
	95	84
Loans and advances	118	40
Less: Loss allowance (see Note 25)	(11)	(9)
	107	31
Payment cycle receivables	71	69
Less: Loss allowance	(18)	(12)
	53	57
	255	172